UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Spencer Capital Management, LLC

   Address:   1995 Broadway, Suite 1801
              New York, NY  10023

   Form 13F File Number:   28-12316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Kenneth H. Shubin Stein, M.D., CFA
   Title:   Managing Member
   Phone:   212-586-4190

Signature, Place and Date of Signing:




   /s/ Kenneth H. Shubin Stein, M.D., CFA    New York, NY    February 12, 2009

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Spencer Capital Management, LLC
28-12316
Report for Period Ended:  12/31/2008

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:           22
   Form 13F Information Table Value Total:      $53,871 (thousands)

List of Other Included Managers:

   None

                          FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COL 6   COLUMN 7           COLUMN 8
  ---------------------------- ---------------- --------- -------- ----------------- ------- ---------- --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER           VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
  ---------------------------- ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
AMBASSADORS INTL INC           COM              023178106      118   181265 SH       DEFINED                       181265
AMERICAN EXPRESS CO            COM              025816109     3107   167505 SH       DEFINED                       167505
ANNTAYLOR STORES CORP          COM              036115103      380    65848 SH       DEFINED                        65848
ATLAS AMER INC                 COM              049167109     1108    74634 SH       DEFINED                        74634
BERHSHIRE HATHAWAY INC DEL     CL A             084670108     4637       48 SH       DEFINED                           48
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104     4509   295280 SH       DEFINED                       295280
CROSSTEX ENERGY INC            COM              22765Y104     4001  1025893 SH       DEFINED                      1025893
DELIAS INC NEW                 COM              246911101     1037   471367 SH       DEFINED                       471367
E M C CORP MASS                COM              268648102     3619   345633 SH       DEFINED                       345633
HUNTSMAN CORP                  COM              447011107     1376   400000 SH       DEFINED                       400000
ISHARES TR                     RUSSELL 2000     464287655     5111   103800 SH  PUT  DEFINED                         1038
JOHN BEAN TECHNOLOGIES CORP    COM              477839104     1031   126143 SH       DEFINED                       126143
LEUCADIA NATIL CORP            COM              527288104     1386    70000 SH       DEFINED                        70000
LIBERTY ACQUISITION HLDGS CORP WTS              53015Y115      333    40172 SH       DEFINED                        40172
MASTECH HOLDINGS INC           COM              57633B100       24    10000 SH       DEFINED                        10000
SPDR TR                        UNIT SER 1       78462F103     5144    57000 SH  PUT  DEFINED                          570
SPDR GOLD TR                   GOLD SHS         78463V107     4326    50000 SH  CALL DEFINED                          500
SEARS HLDGS CORP               COM              812350106     4594   118195 SH       DEFINED                       118195
TRIAN ACQUISITION I CORP       WTS              89582E116      576    64640 SH       DEFINED                        64640
VMWARE INC                     CL A COM         928563402     1021    43100 SH  PUT  DEFINED                          431
WENDYS ARBYS GROUP INC         COM              950587105     5921  1198502 SH       DEFINED                      1198502
WINTHROP RLTY TR               SH BEN INT NEW   976391300      512    47192 SH       DEFINED                        47192